Pension and Postretirement Benefit Plans - Amounts Expected to be Amortized into Net Periodic Benefit Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (320)
Prior service credits and other	15
Total	(305)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(44)
Prior service credits and other	3
Total	(41)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(69)
Prior service credits and other	7
Total	(62)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(33)
Prior service credits and other	50
Total	$ 17